UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06346
Morgan Stanley Quality Municipal Investment Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: October 31, 2008
Date of reporting period: July 31, 2008

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Quality Municipal Investment Trust
Portfolio of Investments July 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Tax-Exempt Municipal Bonds (156.9%)
	Alabama (1.0%)
$2,000	Jefferson County, Alabama, School Ser 2004 A	5.50%	01/01/22	$1,903,320

	Alaska (1.1%)
3,000	Northern Tobacco Securitization Corporation, Alaska, Asset Backed Ser 2006 A	5.00	06/01/46	2,125,830

	Arizona (0.5%)
985	Arizona, Ser 2008 A COPs (FSA Insd)	5.00	09/01/24	996,928

	California (23.0%)
690	Alvord Unified School District, California, Ser 2007 A (FSA Insd)	5.00	08/01/23	718,670
5,000	California, Economic Recovery, Ser 2004 A (a)	5.00	07/01/16	5,262,850
3,000	California, Various Purpose dtd 05/01/03	5.00	02/01/24	3,026,400
3,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Ser 2005	5.00	11/15/34	2,836,320
2,000	California Infrastructure & Economic Development Bank, The Scripps Research Institute Ser 2005 A	5.00	07/01/29	2,025,580
3,000	California Statewide Communities Development Authority, John Muir Health Ser 2006 A	5.00	08/15/32	2,801,220
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/29	2,832,870
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/45	1,776,840
4,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2007 A-1 (a)	5.125	06/01/47	2,951,611
4,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2007 A-1	5.75	06/01/47	3,285,200
585	Indio Redevelopment Agency, California, Merged Redevelopment Project Area, Ser 2008 A	5.00	08/15/24	574,236
2,000	Los Angeles, California, Ser 2004 A (MBIA Insd)	5.00	09/01/24	2,055,840
1,920	Los Angeles Department of Water & Power, California, Water 2004 Ser C (MBIA Insd) (a)	5.00	07/01/23	1,972,814
4,000	Oxnard Financing Authority, California, Redwood Trunk Sewer & Headworks Ser 2004 A (FGIC Insd)	5.00	06/01/29	3,923,600
4,000	San Francisco City & County, California, Laguna Honda Hospital Ser 2005 I (FSA Insd) (a)	5.00	06/15/30	4,052,540
540	San Francisco City & County, California, Laguna Honda Hospital Ser 2008 R3 (AGC Insd)	5.00	06/15/28	545,600
3,300	San Jose, California, Evergreen Community College District Election of 2004 Ser B (FSA Insd)	0.00	09/01/30	1,010,856
2,000	Tobacco Securitization Authority of Northern California, Sacramento County Tobacco Securitization Corporation Ser 2005 A-1	5.00	06/01/37	1,485,440

				43,138,487

	Colorado (4.6%)
1,585	Colorado Educational & Cultural Facilities Authority, Peak to Peak Charter School Refg & Impr Ser 2004 (XLCA Insd)	5.25	08/15/34	1,517,779
390	Colorado Health Facilities Authority, Catholic Health Ser 2006 C-7 (FSA Insd)	4.75	09/01/25	385,936
210	Colorado Housing & Finance Authority, 2000 Ser D-2 (AMT)	6.90	04/01/29	220,191
5,000	Colorado Springs, Utilities Ser 2001 A	5.00	11/15/29	5,016,150
160	Public Authority For Colorado Energy Ser 2008	6.25	11/15/28	156,387
1,500	University of Colorado Hospital Authority, Ser 2006 A	5.00	11/15/37	1,310,850

				8,607,293

	District of Columbia (3.0%)
2,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00	02/01/31	1,837,980
575	District of Columbia Water and Sewer Authority, Public Utility Ser 2008 A (AGC Insd)	5.00	10/01/27	583,205
265	District of Columbia Water and Sewer Authority, Public Utility Ser 2008 A (AGC Insd)	5.00	10/01/28	267,507
3,000	Metropolitan Washington Airports Authority, District of Columbia & Virginia, Ser 2004 C-1 (AMT) (FSA Insd) (b)	5.00	10/01/20	2,940,900

				5,629,592

	Florida (17.1%)
6,890	Florida State Board of Education, Capital Outlay Refg Ser 2001 D	5.375	06/01/18	7,292,238
945	Florida State Mid-Bay Bridge Auth, Ser 2008 (AGC Insd)	5.00	10/01/22	956,208
3,000	Highlands County Health Facilities Authority, Florida, Adventist Health Refg Ser 2005 C	5.00	11/15/31	2,811,600
1,900	Jacksonville, Florida, Sales Tax Ser 2001 (AMBAC Insd)	5.50	10/01/18	2,002,657
2,000	Martin County, Florida, Utilities Ser 2001 (FGIC Insd)	5.00	10/01/26	1,981,020

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
1,000	Miami-Dade County, Florida, Ser 2005 A (MBIA Insd)	0.00	(c)	10/01/30	722,140
8,000	South Miami Health Facilities Authority, Florida, Baptist Health Ser 2007 (a)	5.00		08/15/42	7,612,120
1,000	St Johns, Industrial Development Authority, Florida, Glenmoor Refg 2006 Ser A	5.375		01/01/40	780,020
8,000	Tampa Bay Water, Florida, Ser 2001 B (FGIC Insd)	5.00		10/01/31	7,956,000

					32,114,003

	Georgia (10.5%)
3,000	Atlanta, Georgia, Airport Passenger Facilities Charge Airport Ser 2004 J (FSA Insd)	5.00		01/01/34	2,949,000
10,000	Georgia Road & Tollway Authority, Ser 2001	5.375		03/01/17	10,724,900
2,000	Georgia Road & Tollway Authority, Ser 2004	5.00		10/01/22	2,066,280
425	Main Street Natural Gas Inc, Georgia, Gas Project Ser 2008 A	6.25		07/15/28	396,589
2,000	Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (MBIA Insd)	5.25		11/01/21	2,073,820
1,500	Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (MBIA Insd)	5.25		11/01/22	1,556,595

					19,767,184

	Hawaii (3.4%)
5,780	Hawaii, Airports Second Ser of 1991 (AMT) (ETM)	6.90		07/01/12	6,311,760

	Idaho (0.4%)
1,000	Madison County Industrial Development Authority, Idaho, Madison Memorial Hospital Ser 2006 COPs	5.25		09/01/37	829,680

	Illinois (2.0%)
2,000	Chicago, Illinois, O’ Hare Int’l Airport Third Lien Ser 2003 B-2 (AMT) (FSA Insd)	5.75		01/01/23	2,020,240
1,035	Chicago Transit Authority, Capital Grant Receipts Ser 2008 (AGC Insud)	5.25		06/01/24	1,081,834
710	De Kalb County, Illinois, Community United School District No. 428 (FSA Insd)	5.00		01/01/23	734,225

					3,836,299

	Indiana (1.5%)
3,000	Indiana Health & Educational Facility Financing Authority, Clarian Health Ser 2006 A	5.25		02/15/40	2,778,600

	Iowa (1.7%)
1,275	Coralville, Iowa, Urban Renewal Ser 2007 C	5.00		06/01/47	1,140,144
2,200	Coralville, Iowa, Marriot Hotel & Convention Center Ser 2006 D COPs	5.25		06/01/26	2,118,468

					3,258,612

	Kentucky (6.1%)
5,000	Louisville & Jefferson County Metropolitan Sewer District, Kentucky, Ser 1999 A (FGIC Insd)	5.75		05/15/33	5,128,400
2,925	Louisville & Jefferson County Metropolitan Sewer District,
	Kentucky, Ser 2001 A (MBIA Insd)	5.375		05/15/20	3,061,013
3,075	Louisville & Jefferson County Metropolitan Sewer District,
	Kentucky, Ser 2001 A (MBIA Insd)	5.375		05/15/21	3,236,714

					11,426,127

	Maryland (5.0%)
1,000	Baltimore County, Maryland, Oak Crest Village Ser 2007 A	5.00		01/01/37	893,010
1,500	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00		01/01/17	1,409,010
3,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refg Ser 2004	5.375		08/15/24	2,979,240
1,000	Maryland Health & Higher Edlucational Facilities Authority, University of Maryland Medical Ser 2006 A	5.00		07/01/41	941,630
3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003 (AMT) (AMBAC Insd)	5.50		04/01/16	3,076,320

					9,299,210

	Massachusetts (0.2%)
415	Massachusetts Bay Transportation Authority, Assess 2000 Ser A	5.25		07/01/30	420,623

	Michigan (3.3%)
3,000	Michigan State Hospital Finance Authority, Henry Ford Health Refg Ser 2006 A	5.25		11/15/46	2,708,220
3,500	Michigan Strategic Fund, Detroit Edison Co Ser 2001 C	5.45		09/01/29	3,517,535

					6,225,755

	Missouri (0.9%)
885	Fenton, Missouri, Gravois Bluffs Refg Ser 2006	4.50		04/01/21	878,619
1,000	Missouri Health & Educational Facilities Authority, Lutheran Senior Services Ser 2005 A	5.375		02/01/35	900,500

					1,779,119

	Nebraska (1.0%)
2,000	Nebraska Public Power District, Ser 2005 C (FGIC Insd)	5.00		01/01/41	1,915,520

	Nevada (4.0%)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE
2,000	Clark County, Nevada, Airport Sub Lien Ser 2004 A (AMT) (FGIC Insd)	5.50		07/01/22		1,888,420
2,925	Las Vegas Water District, Nevada, Impr and Refg Ser 2003 A (FGIC Insd)	5.25		06/01/22		3,042,293
1,600	Nevada, Capital Improvement & Cultural Affairs Ser 2008 C (a)	5.00		06/01/26		1,643,696
1,000	Reno, Nevada, Renown Regional Medical Center Ser 2007 A	5.25		06/01/37		918,100

						7,492,509

	New Jersey (8.6%)
1,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004	5.75		06/15/34		921,800
5,000	New Jersey Turnpike Authority, Ser 2003 A (AMBAC Insd)	5.00		01/01/30		4,915,900
7,000	New Jersey, 2001 Ser H (d)	5.25		07/01/19		7,689,570
3,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1A	4.625		06/01/26		2,462,940
3,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1B	0.00		06/01/41		222,660

						16,212,870

	New Mexico (0.5%)
920	New Mexico Finance Authority, Senior Lien Public Project Revolving Fund Ser 2008 A	5.00		06/01/27		942,936

	New York (12.7%)
2,000	Long Island Power Authority, New York, Ser 2004 A (AMBAC Insd)	5.00		09/01/34		1,971,240
3,000	Metropolitan Transportation Authority, New York, State Service Contract Refg Ser 2002 B (MBIA Insd)	5.50		07/01/20		3,179,940
3,000	Nassau County Tobacco Settlement Corporation, New York, Asset Backed Ser 2006 A-3	5.125		06/01/46		2,469,900
455	New York City, 2008 Subser L-1	5.00		04/01/26		464,769
2,000	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd)	5.00		03/01/46		1,883,680
4,000	New York City Municipal Water Finance Authority, 1998 Ser D (MBIA Insd)	4.75		06/15/25		4,005,200
3,000	New York City Municipal Water Finance Authority, 2003 Ser A	5.375		06/15/18		3,176,820
3,700	New York City Trust for Cultural Resources, Museum of Modern Art Refg Ser 2008 1A (a)	5.00		04/01/27		3,845,225
2,000	New York State Energy & Research Development Authority, Brooklyn Union Gas Co 1991 Ser B (AMT)	10.87	(e)	07/01/26		2,058,740
1,000	Seneca Nation of Indians, New York, Ser 2007 A	5.00		12/01/23		860,480

						23,915,994

	North Carolina (1.2%)
1,100	North Carolina Medical Care Commission, Salemtowne Refg Ser 2006	5.10		10/01/30		934,637
1,200	University of North Carolina, Chapel Hill Ser 2003	5.00		12/01/24		1,232,100

						2,166,737

	Ohio (3.3%)
3,000	American Municipal Power — Ohio, Inc. Ser 2008 A (AGC Insd) (a)	5.25		02/15/33		3,024,570
3,000	Lorain County, Ohio, Catholic Healthcare Partners Ser 2001 A	5.75		10/01/18		3,114,660

						6,139,230

	Pennsylvania (4.6%)
2,000	Allegheny County Development Authority, Pennsylvania, West Penn Allegheny Health Ser 2007 A (a)	5.375		11/15/40		1,596,451
5,000	Pennsylvania Turnpike Commission, Ser 2004 A (AMBAC Insd)	5.00		12/01/34		4,927,650
2,000	Pennsylvania, First Ser 2003 (MBIA Insd) (a)	5.00		01/01/13	(f)	2,159,530

						8,683,631

	South Carolina (6.3%)
3,000	Charleston Educational Excellence Financing Corporation, South Carolina, Charleston County School District Ser 2005	5.25		12/01/29		3,028,860
40	Lexington County, South Carolina, Health Services District Inc., Lexington Medical Center Ser 2007	5.00		11/01/16		40,618
205	Richland County Environmental Improvement, South Carolina, 2007 Refg Ser A	4.60		09/01/12		199,090
1,945	South Carolina Public Service Authority, Santee Cooper, 1997 Refg Ser A (MBIA Insd)	5.00		01/01/29		1,950,193
1,500	South Carolina Public Service Authority, Santee Cooper, 2002 Refg Ser A (FSA Insd)	5.125		01/01/20		1,564,185
1,000	South Carolina Public Service Authority, Santee Cooper, 2002 Refg Ser A (FSA Insd)	5.125		01/01/21		1,036,180
4,000	South Carolina Public Service Authority, Santee Cooper, 2003 Refg Ser A (AMBAC Insd) (a)	5.00		01/01/27		4,056,930

						11,876,056

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Tennessee (4.4%)
5,000	Sullivan County Health Educational & Housing Facilities Board, Tennessee, Wellmont Health Ser 2006 C	5.25		09/01/36	4,438,000
4,000	Tennessee Energy Acquisition Corporation, Ser 2006 A	5.25		09/01/19	3,897,240

					8,335,240

	Texas (17.4%)
1,090	Aldine Independent School District, Texas, Bldg & Refg Ser 2001 (PSF Insd)	5.00		02/15/26	1,098,491
2,000	Alliance Airport Authority, Texas, Federal Express Corp Refg Ser 2006 (AMT)	4.85		04/01/21	1,739,520
1,000	Austin, Texas, Water & Wastewater ROLS RR II R - 574 (FSA Insd)	9.00	(e)	05/15/27	1,035,340
3,000	Board of Regents of the University of Houston System Ser 2008 (a)	5.00		02/15/33	3,037,403
5,000	Dallas-Fort Worth International Airport, Texas, Ser 2003 A (AMT) (FSA Insd) (a)	5.375		11/01/22	5,001,942
555	Friendswood Independent School District, Texas, Schoolhouse Ser 2008 (PSF Insd)	5.00		02/15/25	569,819
1,335	Harris County Health Facilities Development Corp, Texas, TECO Project, Ser 2008 (AGC Insd)	5.25		11/15/23	1,393,153
8,500	Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC Insd)	5.25		05/15/23	8,622,060
4,500	Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (MBIA Insd)	5.25		05/15/25	4,591,845
420	Houston, Texas, Community College System Sr-Lien-Student Fee Ser 2008 (FSA Insd)	5.00		04/15/23	434,335
2,300	Houston, Texas, Hotel Occupancy Ser 2001 B (FSA Insd) (g)	0.00		09/01/25	919,425
1,425	Houston Independent School District, Texas, Schoolhouse Ser 2008 (PSF Insd)	5.00		02/15/26	1,454,753
5,100	North Texas Tollway Authority, System Rev Refunding Bond Ser 2008 D (AGC Insd) (g)	0.00		01/01/28	1,636,692
1,000	Tarrant County Cultural Educational Facilities Finance Corp, Texas, Air Force Village II Inc Ser 2007	5.125		05/15/37	875,730
320	Texas Municipal Gas Acquisition and Supply Corp. Ser 2008 D	6.25		12/15/26	303,587

					32,714,095

	Utah (1.6%)
3,000	Salt Lake City, IHC, Hospital Inc Refg Ser 1991 (ETM) (AMBAC Insd)	11.21	(e)	05/15/20	3,022,050

	Virginia (0.8%)
1,750	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities, Goodwin House Inc Ser 2007	5.125		10/01/37	1,535,800

	Washington (4.9%)
2,000	Lewis County Public Utility District #1, Washington, Cowlitz Falls Refg Ser 2003 (MBIA Insd)	5.00		10/01/22	2,050,160
4,010	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA Insd)	5.00		12/01/23	4,020,226
3,000	Port of Seattle, Washington, Sub Lien Ser 1999 A (FGIC Insd)	5.25		09/01/22	3,072,840

					9,143,226

	Total Tax-Exempt Municipal Bonds (Cost $300,754,635)				294,544,316

NUMBER OF
SHARES (000)
	Short-Term Investment (11.0%)
	Investment Company (h) (0.0%)
20,611	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class (Cost $20,611,291)	20,611,291

	Total Investments (Cost $321,365,926)	315,155,607

PRINCIPAL
AMOUNT IN
THOUSANDS
	Floating Rate Notes and Dealer Trusts Obligations Related to Securities Held (-19.1%)
$(35,825)	Notes with interest rates ranging from 2.23% to 2.59% at July 31, 2008 and contractual maturities of collateral ranging from 01/01/13 to 06/01/47 (i) (Cost ($35,877,540))		(35,877,540)

	Total Net Investments	148.8	279,278,067
	(Cost $285,488,386) (j) (k)
	Liabilities in Excess of Other Assets	(1.2)	(2,324,297)

	Preferred Shares of Beneficial Interest	(47.6)	(89,265,512)

	Net Assets Applicable to Common Shareholders	100.0%	$187,688,258

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

ETM	Escrowed to Maturity.

PSF	Texas Permanent School Fund Guarantee Program.

ROLS	Reset Option Longs.

(a)	Underlying security related to inverse floater entered into by the Fund.

(b)	Joint exemption in locations shown.

(c)	Security is a “step-up” bond where the coupon increases on a pre-determined future date.

(d)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $678,310.

(e)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Position in inverse floating rate municipal obligations have a total value of $5,080,790 which represents 2.71% of net assets applicable to common shareholders.

(f)	Prerefunded to call date shown.

(g)	Capital appreciation bond.

(h)	The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio — Institutional Class .

(i)	Floating rate note and dealer trusts obligations related to securities held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2008, Fund investments with a value of $46,763,282 are held by the Dealer Trusts and serve as collateral for the $35,877,540 in floating rate note obligations outstanding at that date.

(j)	Securities have been designated as collateral in an amount equal to $77,453,258 in connection with open futures contracts, interest rate swaps contracts, and inverse floating rate municipal obligations.

(k)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Bond Insurance:

AGC	Assured Guaranty Corporation.

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FSA	Financial Security Assurance Inc.

MBIA	Municipal Bond Investors Assurance Corporation.

XLCA	XL Capital Assurance Inc.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Investment Trust

/s/ Randy Takian Randy Takian
Principal Executive Officer
September 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 18, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 18, 2008

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